Tax Assets and Liabilities - Summary of Movement in Deferred Tax Assets/(Liabilities) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of Movement in Temporary Differences [Line Items]
Beginning balance	$ 103,905	$ 124,563
Acquired in business combination	(811)
Recognised directly in equity	(54,049)
Recognised in profit or loss	(17,978)	(17,860)
Recognised in other comprehensive income	148	197	$ 248
Effects of movement in foreign exchange rates	(7,854)	(2,995)
Ending balance	23,361	103,905	124,563
Property, plant and equipment [Member]
Disclosure of Movement in Temporary Differences [Line Items]
Beginning balance	(1,295)	(1,813)
Acquired in business combination	71
Recognised in profit or loss	783	479
Effects of movement in foreign exchange rates	67	39
Ending balance	(374)	(1,295)	(1,813)
Intangible assets, excluding goodwill [Member]
Disclosure of Movement in Temporary Differences [Line Items]
Beginning balance	(4,406)	(7,239)
Acquired in business combination	(1,059)
Recognised in profit or loss	3,087	2,681
Effects of movement in foreign exchange rates	246	152
Ending balance	(2,132)	(4,406)	(7,239)
Trade and other receivables [Member]
Disclosure of Movement in Temporary Differences [Line Items]
Beginning balance	974	870
Recognised in profit or loss	18	127
Effects of movement in foreign exchange rates	(88)	(23)
Ending balance	904	974	870
Other Current Assets [Member]
Disclosure of Movement in Temporary Differences [Line Items]
Beginning balance	2,965	3,037
Recognised in profit or loss	(12)	4
Effects of movement in foreign exchange rates	(265)	(76)
Ending balance	2,688	2,965	3,037
Convertible notes [Member]
Disclosure of Movement in Temporary Differences [Line Items]
Beginning balance	(2,367)	(4,314)
Recognised directly in equity	(54,049)
Recognised in profit or loss	10,119	1,947
Ending balance	(46,297)	(2,367)	(4,314)
Employee benefits [Member]
Disclosure of Movement in Temporary Differences [Line Items]
Beginning balance	3,428	2,704
Recognised in profit or loss	785	603
Recognised in other comprehensive income	148	197
Effects of movement in foreign exchange rates	(362)	(76)
Ending balance	3,999	3,428	2,704
Other Current Liabilities [Member]
Disclosure of Movement in Temporary Differences [Line Items]
Beginning balance	1,666	1,949
Acquired in business combination	177
Recognised in profit or loss	175	(237)
Effects of movement in foreign exchange rates	(165)	(46)
Ending balance	1,853	1,666	1,949
Lease liabilities [Member]
Disclosure of Movement in Temporary Differences [Line Items]
Beginning balance	3,465	3,767
Recognised in profit or loss	(626)	(211)
Effects of movement in foreign exchange rates	(274)	(91)
Ending balance	2,565	3,465	3,767
Trade and Other Payables [Member]
Disclosure of Movement in Temporary Differences [Line Items]
Beginning balance	859	1,825
Recognised in profit or loss	11	(930)
Effects of movement in foreign exchange rates	(78)	(36)
Ending balance	792	859	1,825
Contract Liabilities [Member]
Disclosure of Movement in Temporary Differences [Line Items]
Beginning balance		240
Recognised in profit or loss		282
Effects of movement in foreign exchange rates		(9)
Ending balance			240
Contract Liabilities and Related Payables [Member]
Disclosure of Movement in Temporary Differences [Line Items]
Beginning balance	513
Recognised in profit or loss	158
Effects of movement in foreign exchange rates	(56)
Ending balance	615	513
Share Based Payments [Member]
Disclosure of Movement in Temporary Differences [Line Items]
Beginning balance	24,534	23,627
Recognised in profit or loss	3,229	1,510
Effects of movement in foreign exchange rates	(2,386)	(603)
Ending balance	25,377	24,534	23,627
Tax losses carry forward [Member]
Disclosure of Movement in Temporary Differences [Line Items]
Beginning balance	73,626	99,953
Recognised in profit or loss	(35,721)	(24,099)
Effects of movement in foreign exchange rates	(4,497)	(2,228)
Ending balance	33,408	73,626	99,953
Others [Member]
Disclosure of Movement in Temporary Differences [Line Items]
Beginning balance	(57)	(43)
Recognised in profit or loss	16	(16)
Effects of movement in foreign exchange rates	4	2
Ending balance	$ (37)	$ (57)	$ (43)